Impairment losses of financial assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment losses of financial assets
Loss on impairment adjustment of loans and advances to customers	R$ 1,718,520	R$ 1,140,756	R$ 649,510
Recovery of written-off credits	(167,471)	(53,825)	(73,719)
Others impairment losses on financial assets	(9,465)	(3,694)	19,790
Impairment losses on financial assets	R$ (1,541,584)	R$ (1,083,237)	R$ (595,581)